Average Annual Total Returns	12 Months Ended	13 Months Ended	16 Months Ended	17 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88% [1]	13.62% [2]	17.07% [3]	19.43%	[4]	23.32%	[1]
Defiance Daily Target 2X Long LLY ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	44.38%					21.17%
Performance Inception Date						Aug. 07, 2024
Defiance Daily Target 2X Long LLY ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	42.81%					20.23%
Defiance Daily Target 2X Long LLY ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	26.28%					15.88%
Defiance Daily Target 2X Long MSTR ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(89.06%)			(61.12%)
Performance Inception Date				Aug. 14, 2024
Defiance Daily Target 2X Long MSTR ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(89.06%)			(64.52%)
Defiance Daily Target 2X Long MSTR ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(52.72%)			(32.05%)
Defiance Daily Target 2X Long NVO ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(76.72%)	(84.17%)
Performance Inception Date		Dec. 02, 2024
Defiance Daily Target 2X Long NVO ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(76.72%)	(84.17%)
Defiance Daily Target 2X Long NVO ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(45.42%)	(62.97%)
Defiance Daily Target 2X Long AVGO ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	47.02%		90.29%
Performance Inception Date			Aug. 21, 2024
Defiance Daily Target 2X Long AVGO ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	46.07%		88.93%
Defiance Daily Target 2X Long AVGO ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	27.86%		69.84%
Defiance Daily Target 2X Long SMCI ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(69.70%)		(92.43%)
Performance Inception Date			Aug. 21, 2024
Defiance Daily Target 2X Long SMCI ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(70.21%)		(92.52%)
Defiance Daily Target 2X Long SMCI ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(41.25%)		(62.77%)

[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[2]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[3]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[4]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.